                      SUPPLEMENT DATED JANUARY 19, 2001, TO

                        PROSPECTUS DATED MAY 1, 2000, FOR

                        MODIFIED SINGLE PREMIUM DEFERRED

                           VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 9

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. EFFECTIVE JANUARY 2, 2001, THE "DEATH BENEFIT OPTIONS" PROVISION OF THE SECTION ENTITLED "ADDITIONAL CONTRACT OPTIONS" IS DELETED AND REPLACED WITH THE FOLLOWING:

DEATH BENEFIT OPTIONS

Applicants may choose among the following death benefits as a replacement for the Standard death benefit if their contract is issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications:

     Optional One-Year Enhanced Death Benefit and Spousal Protection...........................................0.15%
       Total Variable Account Charges
       (including option only).................................................................................1.35%

     Optional Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection..........................0.20%
       Total Variable Account Charges
       (including option only) ................................................................................1.40%

Applicants may choose among the following death benefits as a replacement for the Standard death benefit if their contract is issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above:

    Optional One-Year Step Up Death Benefit....................................................................0.10%
       Total Variable Account Charges
       (including option only).................................................................................1.30%

    Optional 5% Enhanced Death Benefit.........................................................................0.15%
       Total Variable Account Charges
       (including option only).................................................................................1.35%

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2.   EFFECTIVE JANUARY 2, 2001, THE "GUARANTEED MINIMUM INCOME BENEFIT OPTION"
     PROVISION OF THE SECTION ENTITLED "ADDITIONAL CONTRACT OPTIONS" IS DELETED AND REPLACED WITH THE FOLLOWING:

Applicants may elect one of two Guaranteed Minimum Income Benefit options (see "Guaranteed Minimum Income Benefit Options"). Not all options may be available in every state.

     Guaranteed Minimum Income Benefit Option 1................................................................0.45%
       Total Variable Account Charges
       (including Guaranteed Minimum Income Benefit Option 1 only).............................................1.65%

     Guaranteed Minimum Income Benefit Option 2 ...............................................................0.30%
       Total Variable Account Charges
       (including Guaranteed Minimum Income Benefit Option 2 only).............................................1.50%

3. EFFECTIVE JANUARY 2, 2001, THE THIRD PARAGRAPH OF THE "CHARGES AND EXPENSES" PROVISION IS DELETED AND REPLACED WITH THE FOLLOWING:

Optional death benefits are available under the contract. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account if the One-Year Enhanced Death Benefit and Spousal Protection is elected or 0.20% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection is elected. For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above, Nationwide will deduct an annualized rate of 0.05% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected, or 0.10% of the daily net assets of the variable account if the 5% Enhanced Death Benefit is elected.

4. EFFECTIVE JANUARY 2, 2001, THE FOURTH PARAGRAPH OF THE "CHARGES AND EXPENSES" PROVISION IS DELETED AND REPLACED WITH THE FOLLOWING:

Two Guaranteed Minimum Income Benefit options are available under the contract. If the contract owner elects one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annual rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefits").

5. EFFECTIVE JANUARY 2, 2001, THE "DEATH BENEFIT OPTIONS" PROVISION OF THE SECTION ENTITLED "OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS" AND THE "ONE-YEAR STEP UP DEATH BENEFIT" AND "5% ENHANCED DEATH BENEFIT" PROVISIONS OF THE SECTION ENTITLED "DEATH BENEFIT PAYMENT" ARE DELETED AND REPLACED WITH THE FOLLOWING:

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

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THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER
OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.
--------------------------------------------------------------------------------
If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.15% (for the One-Year Enhanced Death Benefit and Spousal Protection) or 0.20% (for the Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

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One-Year Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:
(1) the contract value;
(2) the total of all purchase payments, less an adjustment for amounts surrendered; or
(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1) the contract value;
(2) the total of all purchase payments, less an adjustment for amounts surrendered;
(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or
(4) the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

EACH DEATH BENEFIT OPTION HAS A SPOUSAL PROTECTION FEATURE. THE SPOUSAL PROTECTION FEATURE ALLOWS THE SURVIVING SPOUSE TO CONTINUE THE CONTRACT WHILE RECEIVING THE ECONOMIC BENEFIT OF THE DEATH BENEFIT UPON THE DEATH OF THE OTHER SPOUSE. THE SPOUSAL PROTECTION FEATURE IS AVAILABLE ONLY FOR CONTRACTS ISSUED AS NON-QUALIFIED CONTRACTS, INDIVIDUAL RETIREMENT ANNUITIES (IRAS) AND ROTH IRAS, PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED. THERE IS NO ADDITIONAL CHARGE FOR THIS FEATURE.

(1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;
(2) The spouses must be co-annuitants;
(3) Both co-annuitants must be age 85 or younger at the time of issue;
(4) The spouses must each be named as beneficiaries;
(5) No person other than a spouse may be named as contract owner, annuitant or primary beneficiary;
(6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);
(7) If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of

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    death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and
(8) If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.


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THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2,
2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE CONTRACT MODIFICATIONS LISTED ABOVE.
--------------------------------------------------------------------------------

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.05% (for the One-Year Step Up Death Benefit) or 0.10% (for the 5% Enhanced Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:
(1) the contract value;
(2) the total of all purchase payments, less an adjustment for amounts surrendered; or
(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1) the contract value; or
(2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

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6.   EFFECTIVE JANUARY 2, 2001, THE "GUARANTEED MINIMUM INCOME BENEFIT"
     PROVISION OF THE SECTION ENTITLED "OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS" IS DELETED AND REPLACED WITH THE FOLLOWING:

The contract owner can purchase one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

7. EFFECTIVE JANUARY 2, 2001, THE PROVISIONS "HOW IS THE GUARANTEED ANNUITIZATION VALUE DETERMINED?" IN THE SECTION ENTITLED "GUARANTEED MINIMUM INCOME BENEFIT OPTION ("GMIB")" IS DELETED AND REPLACED WITH THE
     FOLLOWING:

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

(a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;
(b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:
(1)  the application of additional purchase payments;
(2)  surrenders; or
(3)  transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

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8.   EFFECTIVE JANUARY 8, 2001, WADDELL & REED INVESTMENT MANAGEMENT COMPANY
     WILL BECOME ONE OF THE SUBADVISERS OF THE NATIONWIDE SEPARATE ACCOUNT TRUST
     - NATIONWIDE SMALL COMPANY FUND. THERE IS NO CHANGE IN THE FUND'S OBJECTIVE AS IS STATED IN THE PROSPECTUS DATED MAY 1, 2000.

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